AOMT II, LLC ABS-15G

Exhibit 99.45

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXX	2026020594	Amortization Type	XXX	XXX	Amortization type verified per note. Source of tape is unknown.
XXX	2026020594	Total Debt to Income Ratio	XXX	XXX	Approved DTI XXX%, variance < XXX% is non-material.